Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Allowance for loan losses	$ 2,816	$ 4,374
Deferred compensation and employee benefits	2,377	4,045
Accrued expenses	722	1,022
PCI loans	1,057	1,762
Net unrealized losses on investment securities	0	707
Net operating loss and tax credit carry forwards	341	391
Other	409	1,307
Total deferred tax assets	7,722	13,608
Deferred tax assets valuation allowance	(397)	(280)
Deferred tax liabilities
Mortgage servicing rights	(3,421)	(5,292)
Leasing	(4,084)	(4,522)
Mark to market, net	(5,816)	(5,511)
Intangible assets	(539)	(1,001)
Net unrealized gains on investment securities	(55)	0
Insurance reserves	(750)	(1,588)
Other	(821)	(2,465)
Total deferred tax liabilities	(15,486)	(20,379)
Net deferred tax liability	(8,161)	(7,051)
Other comprehensive income, tax effect	434	(1,996)	$ (1,774)
Other Comprehensive Income (Loss) tax expense (benefit) not adjusted in OCI	400
Future adjustment of Other Comprehensive Income (Loss) tax expense (benefit)	400
Deferred tax assets valuation allowance	397	$ 280
Net operating loss related to deferred tax assets	$ 341
Expiration date of tax credit carryforwards	Dec. 31, 2037
Amount of Undistributed Earnings of Foreign Subsidiaries	$ 4,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	$ 173